Document and Entity Information	Total
Prospectus: [Table]
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	abrdn FUNDS
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2022
Document Effective Date	Feb. 28, 2022
Prospectus Date	Feb. 28, 2022
(abrdn U.S. Sustainable Leaders Smaller Companies Fund) | Class A
Prospectus: [Table]
Trading Symbol	MLSAX
(abrdn U.S. Sustainable Leaders Smaller Companies Fund) | Class C
Prospectus: [Table]
Trading Symbol	MLSCX
(abrdn U.S. Sustainable Leaders Smaller Companies Fund) | Class R
Prospectus: [Table]
Trading Symbol	GLSRX
(abrdn U.S. Sustainable Leaders Smaller Companies Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	GGUIX
(abrdn U.S. Sustainable Leaders Smaller Companies Fund) | Institutional Service Class
Prospectus: [Table]
Trading Symbol	AELSX
(abrdn U.S. Small Cap Equity Fund) | Class A
Prospectus: [Table]
Trading Symbol	GSXAX
(abrdn U.S. Small Cap Equity Fund) | Class C
Prospectus: [Table]
Trading Symbol	GSXCX
(abrdn U.S. Small Cap Equity Fund) | Class R
Prospectus: [Table]
Trading Symbol	GNSRX
(abrdn U.S. Small Cap Equity Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	GSCIX
(abrdn U.S. Small Cap Equity Fund) | Institutional Service Class
Prospectus: [Table]
Trading Symbol	GSXIX
(abrdn China A Share Equity Fund) | Class A
Prospectus: [Table]
Trading Symbol	GOPAX
(abrdn China A Share Equity Fund) | Class C
Prospectus: [Table]
Trading Symbol	GOPCX
(abrdn China A Share Equity Fund) | Class R
Prospectus: [Table]
Trading Symbol	GOPRX
(abrdn China A Share Equity Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	GOPIX
(abrdn China A Share Equity Fund) | Institutional Service Class
Prospectus: [Table]
Trading Symbol	GOPSX
(abrdn Emerging Markets Sustainable Leaders Fund) | Class A
Prospectus: [Table]
Trading Symbol	GIGAX
(abrdn Emerging Markets Sustainable Leaders Fund) | Class C
Prospectus: [Table]
Trading Symbol	GIGCX
(abrdn Emerging Markets Sustainable Leaders Fund) | Class R
Prospectus: [Table]
Trading Symbol	GIRRX
(abrdn Emerging Markets Sustainable Leaders Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	GIGIX
(abrdn Emerging Markets Sustainable Leaders Fund) | Institutional Service Class
Prospectus: [Table]
Trading Symbol	GIGSX
(abrdn Emerging Markets ex-China Fund) | Class A
Prospectus: [Table]
Trading Symbol	GLLAX
(abrdn Emerging Markets ex-China Fund) | Class C
Prospectus: [Table]
Trading Symbol	GLLCX
(abrdn Emerging Markets ex-China Fund) | Class R
Prospectus: [Table]
Trading Symbol	GWLRX
(abrdn Emerging Markets ex-China Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	GWLIX
(abrdn Emerging Markets ex-China Fund) | Institutional Service Class
Prospectus: [Table]
Trading Symbol	GLLSX
(abrdn Emerging Markets Fund) | Class A
Prospectus: [Table]
Trading Symbol	GEGAX
(abrdn Emerging Markets Fund) | Class C
Prospectus: [Table]
Trading Symbol	GEGCX
(abrdn Emerging Markets Fund) | Class R
Prospectus: [Table]
Trading Symbol	GEMRX
(abrdn Emerging Markets Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	ABEMX
(abrdn Emerging Markets Fund) | Institutional Service Class
Prospectus: [Table]
Trading Symbol	AEMSX
(abrdn Emerging Markets Debt Fund) | Class A
Prospectus: [Table]
Trading Symbol	AKFAX
(abrdn Emerging Markets Debt Fund) | Class C
Prospectus: [Table]
Trading Symbol	AKFCX
(abrdn Emerging Markets Debt Fund) | Class R
Prospectus: [Table]
Trading Symbol	AKFRX
(abrdn Emerging Markets Debt Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	AKFIX
(abrdn Emerging Markets Debt Fund) | Institutional Service Class
Prospectus: [Table]
Trading Symbol	AKFSX
(abrdn Global Absolute Return Strategies Fund) | Class A
Prospectus: [Table]
Trading Symbol	CUGAX
(abrdn Global Absolute Return Strategies Fund) | Class C
Prospectus: [Table]
Trading Symbol	CGBCX
(abrdn Global Absolute Return Strategies Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	AGCIX
(abrdn Global Absolute Return Strategies Fund) | Institutional Service Class
Prospectus: [Table]
Trading Symbol	CGFIX
(abrdn International Small Cap Fund) | Class A
Prospectus: [Table]
Trading Symbol	WVCCX
(abrdn International Small Cap Fund) | Class C
Prospectus: [Table]
Trading Symbol	CPVCX
(abrdn International Small Cap Fund) | Class R
Prospectus: [Table]
Trading Symbol	WPVAX
(abrdn International Small Cap Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	ABNIX
(abrdn Intermediate Municipal Income Fund) | Class A
Prospectus: [Table]
Trading Symbol	NTFAX
(abrdn Intermediate Municipal Income Fund) | Class C
Prospectus: [Table]
Trading Symbol	GTICX
(abrdn Intermediate Municipal Income Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	ABEIX
(abrdn Intermediate Municipal Income Fund) | Institutional Service Class
Prospectus: [Table]
Trading Symbol	ABESX
(abrdn U.S. Sustainable Leaders Fund) | Class A
Prospectus: [Table]
Trading Symbol	GXXAX
(abrdn U.S. Sustainable Leaders Fund) | Class C
Prospectus: [Table]
Trading Symbol	GXXCX
(abrdn U.S. Sustainable Leaders Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	GGLIX
(abrdn U.S. Sustainable Leaders Fund) | Institutional Service Class
Prospectus: [Table]
Trading Symbol	GXXIX
(abrdn Dynamic Dividend Fund) | Class A
Prospectus: [Table]
Trading Symbol	ADAVX
(abrdn Dynamic Dividend Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	ADVDX
(abrdn Global Infrastructure Fund) | Class A
Prospectus: [Table]
Trading Symbol	AIAFX
(abrdn Global Infrastructure Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	AIFRX
(abrdn Short Duration High Yield Municipal Fund) | Class A
Prospectus: [Table]
Trading Symbol	AAHMX
(abrdn Short Duration High Yield Municipal Fund) | Class C
Prospectus: [Table]
Trading Symbol	ACHMX
(abrdn Short Duration High Yield Municipal Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	AHYMX
(abrdn International Real Estate Equity Fund) | Class A
Prospectus: [Table]
Trading Symbol	EGALX
(abrdn International Real Estate Equity Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	EGLRX
(abrdn Realty Income & Growth Fund) | Class A
Prospectus: [Table]
Trading Symbol	AIAGX
(abrdn Realty Income & Growth Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	AIGYX
(abrdn Ultra Short Municipal Income Fund) | Class A
Prospectus: [Table]
Trading Symbol	ATOAX
(abrdn Ultra Short Municipal Income Fund) | Class A1
Prospectus: [Table]
Trading Symbol	ATOBX
(abrdn Ultra Short Municipal Income Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	ATOIX
(abrdn International Sustainable Leaders Fund) | Class A
Prospectus: [Table]
Trading Symbol	BJBIX
(abrdn International Sustainable Leaders Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	JIEIX
(abrdn Global Equity Impact Fund) | Class A
Prospectus: [Table]
Trading Symbol	JETAX
(abrdn Global Equity Impact Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	JETIX
(abrdn Global High Income Fund) | Class A
Prospectus: [Table]
Trading Symbol	BJBHX
(abrdn Global High Income Fund) | Institutional Class
Prospectus: [Table]
Trading Symbol	JHYIX